INCOME TAX - Summary of movement in deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 27,025	$ 33,735
Deferred tax assets	29,211	27,025
Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (charged)/credited to profit or loss	3,100	(2,921)
Deferred tax (charged)/credited to other movement	(28)	(598)
Deferred tax (charged)/credited to accumulated deficit	337	(1,366)
Deferred tax (charged)/credited to currency translation	(1,223)	(1,825)
Intangible fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,493	17,705
Deferred tax (charged)/credited to profit or loss	0	(6,121)
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	(617)	(1,091)
Deferred tax assets	9,876	10,493
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,795	1,279
Deferred tax (charged)/credited to profit or loss	3,431	2,696
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	(184)	(180)
Deferred tax assets	7,042	3,795
Accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,289	5,123
Deferred tax (charged)/credited to profit or loss	(263)	(2,834)
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	0	0
Deferred tax assets	2,026	2,289
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,672	3,856
Deferred tax (charged)/credited to profit or loss	3,746	823
Deferred tax (charged)/credited to other movement	(28)	(598)
Deferred tax (charged)/credited to accumulated deficit	337	(1,366)
Deferred tax (charged)/credited to currency translation	(6)	(43)
Deferred tax assets	6,721	2,672
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,776	5,772
Deferred tax (charged)/credited to profit or loss	(3,814)	2,515
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	(416)	(511)
Deferred tax assets	$ 3,546	$ 7,776